Fair value measurements - Changes in fair value of Level 3 measurements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Changes in fair value measurement, assets [abstract]
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period	$ 500	$ 2,500
Transfers out of Level 3 into Level 1 of fair value hierarchy, assets held at end of reporting period	0	100
Transfers out of Level 3 into Level 2 of fair value hierarchy, assets held at end of reporting period	$ 800	$ 0
Percentage increase in unobservable input (percent)	5.00%	5.00%
Percentage decrease in unobservable input (percent)		5.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, recognised in profit or loss	$ 1,000	$ 900
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, recognised in profit or loss	1,000	900
Level 3
Changes in fair value measurement, assets [abstract]
Purchases of Level 3 investments	2,100	3,800
Recurring fair value measurements | Current investments | Level 3
Changes in fair value measurement, assets [abstract]
Financial assets at beginning of period	2,630	2,808
Purchases and reclassifications	(512)	34
Settlements	(15)	(43)
Net unrealized gains (losses) included in net income	161	(169)
Financial assets at end of period	2,264	2,630
Purchases and reclassifications	(512)	34
Recurring fair value measurements | Share purchase warrants | Level 3
Changes in fair value measurement, assets [abstract]
Financial assets at beginning of period	0
Purchases and reclassifications	271	0
Settlements	0
Net unrealized gains (losses) included in net income	0
Financial assets at end of period	271	0
Purchases and reclassifications	271	0
Recurring fair value measurements | Private holdings | Level 3
Changes in fair value measurement, assets [abstract]
Financial assets at beginning of period	1,864	2,075
Purchases and reclassifications	0	34
Settlements	(15)	(43)
Net unrealized gains (losses) included in net income	144	(202)
Financial assets at end of period	1,993	1,864
Purchases and reclassifications	0	34
Recurring fair value measurements | Fixed income securities | Level 3
Changes in fair value measurement, assets [abstract]
Financial assets at beginning of period	766	733
Purchases and reclassifications	(783)	0
Settlements	0	0
Net unrealized gains (losses) included in net income	17	33
Financial assets at end of period	0	766
Purchases and reclassifications	(783)	0
Recurring fair value measurements | Total Co-investments | Level 3
Changes in fair value measurement, assets [abstract]
Financial assets at beginning of period	4,530	3,574
Purchases and reclassifications	1,628	1,193
Settlements	0	0
Net unrealized gains (losses) included in net income	283	(237)
Financial assets at end of period	6,441	4,530
Purchases and reclassifications	1,628	1,193
Recurring fair value measurements | Co-investments in funds | Level 3
Changes in fair value measurement, assets [abstract]
Financial assets at beginning of period	4,530	3,574
Purchases and reclassifications	1,628	1,193
Settlements	0	0
Net unrealized gains (losses) included in net income	283	(237)
Financial assets at end of period	6,441	4,530
Purchases and reclassifications	1,628	1,193
Recurring fair value measurements | Total Other assets | Level 3
Changes in fair value measurement, assets [abstract]
Financial assets at beginning of period	18,913	18,285
Purchases and reclassifications	500	2,574
Settlements	0	0
Net unrealized gains (losses) included in net income	(7,895)	(1,946)
Financial assets at end of period	11,518	18,913
Purchases and reclassifications	500	2,574
Recurring fair value measurements | Digital gold strategies | Level 3
Changes in fair value measurement, assets [abstract]
Financial assets at beginning of period	18,913	18,285
Purchases and reclassifications	500	2,574
Settlements	0	0
Net unrealized gains (losses) included in net income	(7,895)	(1,946)
Financial assets at end of period	11,518	18,913
Purchases and reclassifications	$ 500	$ 2,574